Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Time charter revenues	$ 91,407	$ 85,960	$ 22,656
Voyage charter revenues	159,108	102,972	53,706
Bareboat charter revenues	2,399	0	0
Other operating income	4,894	1,306	20,353
Total operating revenues	257,808	190,238	96,715
Gain (loss) on sale of assets and amortization of deferred gains	300	(10,788)	0
Operating expenses
Voyage expenses and commission	89,886	78,099	33,955
Ship operating expenses	105,843	83,022	18,676
Charter hire expenses	53,691	30,719	0
Administrative expenses	12,728	12,469	5,037
Provision for uncollectible receivables	1,800	4,729	0
Provision for uncollectible receivables	985	152,597	0
Depreciation	63,433	52,728	19,561
Total operating expenses	328,366	414,363	77,229
Net operating (loss) income	(70,258)	(234,913)	19,486
Other income (expenses)
Interest income	1,666	849	29
Interest expense	(44,166)	(28,270)	(2,525)
Equity results of associated companies, including impairment	(2,523)	(5,033)	0
Impairment loss on marketable securities	(10,050)	(23,323)	0
Loss on derivatives	(675)	(6,939)	0
Bargain purchase gain arising on consolidation	0	78,876	0
Other financial items	(1,860)	(1,897)	(737)
Net other (expenses) income	(57,608)	14,263	(3,233)
Net (loss) income before income taxes	(127,866)	(220,650)	16,253
Income tax credit (expense)	155	(189)	0
Net (loss) income from continuing operations	(127,711)	(220,839)	16,253
Net loss from discontinued operations	0	0	(258)
Net (loss) income from continuing operations	$ (127,711)	$ (220,839)	$ 15,995
Per share information:
(Loss) earnings per share from continuing operations: basic and diluted (in dollars per share)	$ (1.34)	$ (7.30)	$ 1.55
Loss per share from discontinued operations: basic and diluted (in dollars per share)	0.00	0.00	0.00
(Loss) earnings per share: basic and diluted (in dollars per share)	(1.34)	(7.30)	1.52
Cash distributions per share declared (in dollars per share)	$ 0	$ 0	$ 3.15